UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-04854

The Oberweis Funds
(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500
Lisle, Illinois 60532
(Address of principal executive offices) (Zip code)

James W. Oberweis
Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500
Lisle, Illinois 60532
(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 577-2300

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

ITEM 1. SCHEDULES OF INVESTMENTS.

OBERWEIS MICRO-CAP FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)

		SHARES	VALUE
EQUITIES	99.5%
ADVERTISING AGENCY	2.4%
DG FASTCHANNEL, INC.*		30,800	$644,952

AEROSPACE	1.0%
HERLEY INDUSTRIES, INC.*		21,000	274,050

AIR TRANSPORT	0.4%
CPI AEROSTRUCTURES, INC.*		13,300	97,090

BANKS	0.2%
ACCESS NATIONAL CORP.		7,000	43,993

BEVERAGE-BREWERS WINES	0.4%
CRAFT BREWERS ALLIANCE, INC.*		27,200	101,456

BEVERAGE-SOFT DRINKS	1.1%
DIEDRICH COFFEE, INC.*		12,400	298,220

BIOTECHNOLOGY	8.1%
CYPRESS BIOSCIENCE, INC.*		41,700	340,689
HUMAN GENOME SCIENCES, INC.*		13,700	257,834
IDERA PHARMACEUTICALS, INC.*		23,100	171,171
IMMUNOMEDICS, INC.*		83,200	459,264
MAXYGEN, INC.*		29,000	194,010
NEPTUNE TECHNOLOGIES & BIORESOURCES, INC.*		31,800	56,922
NPS PHARMACEUTICALS, INC.*		49,800	200,196
REPLIGEN CORP.*		107,700	539,577
			2,219,663

COMMERCIAL SERVICE	2.8%
APAC CUSTOMER SERVICES, INC.*		35,300	208,976
HEALTH GRADES, INC.*		74,400	368,280
ICF INTERNATIONAL, INC.*		6,200	187,984
			765,240

COMMUNICATION TECHNOLOGY	2.7%
MERRIMAC INDUSTRIES, INC.*		24,600	189,420
NOVATEL WIRELESS, INC.*		49,500	562,320
			751,740

COMPUTER SERVICES SOFTWARE & SYSTEMS	16.7%
ARCSIGHT, INC.*		33,000	794,310
ART TECHNOLOGY GROUP, INC.*		62,000	239,320
CLICKSOFTWARE TECHNOLOGIES LTD.*		126,600	796,314
DEMANDTEC, INC.*		24,300	214,569
EBIX, INC.*		7,000	387,520
GSE SYSTEMS, INC.*		114,700	713,434
LIVEPERSON, INC.*		31,500	158,760
NCI, INC.*		5,200	149,032
SONIC FOUNDRY, INC.*		7,100	4,544
SOURCEFIRE, INC.*		24,700	530,309
TELECOMMUNICATION SYSTEMS, INC.*		68,100	569,316
			4,557,428

COMPUTER TECHNOLOGY	0.4%
XATA CORP.*		35,700	103,530

DRUGS & PHARMACEUTICALS	6.8%
ALLION HEALTHCARE, INC.*		60,100	351,585
HI-TECH PHARMACAL CO., INC.*		52,800	1,184,832
ISTA PHARMACEUTICALS, INC.*		36,500	162,790
LANNETT CO., INC.*		22,800	170,544
			1,869,751

ELECTRONICS	1.3%
LASERCARD CORP.*		42,700	360,388

ELECTRONIC MEDICAL SYSTEMS	0.6%
CLARIENT, INC.*		35,800	150,718

ELECTRONICS SEMI-CONDUCTORS	2.9%
INTELLON CORP.*		41,300	292,817
NVE CORP.*		9,600	510,336
			803,153

ELECTRONICS TECHNOLOGY	3.1%
ACACIA RESEARCH CORP.*		97,100	845,741

ENGINEERING & CONSTRUCTION SERVICES	0.6%
ECOLOGY & ENVIRONMENT, INC.		10,200	163,812

FERTILIZERS	1.1%
CHINA GREEN AGRICULTURE, INC.*		10,900	127,748
YONGYE INTERNATIONAL, INC.*		22,300	186,205
			313,953
GOLD	0.9%
RICHMONT MINES, INC.*		87,700	258,715

HEALTH CARE MANAGEMENT SERVICES	2.2%
AMERICAN CARESOURCE HLDGS., INC.*		92,900	405,973
TRANSCEND SERVICES, INC.*		11,700	204,399
			610,372

HEALTH CARE-MISC.	0.3%
CONMED HEALTHCARE MANAGEMENT, INC.*		22,700	75,364

HEALTH CARE SERVICES	5.4%
ALMOST FAMILY, INC.*		18,800	559,300
IPC THE HOSPITALIST CO., INC.*		29,080	914,566
			1,473,866

LEISURE	0.1%
MAJESCO ENTERTAINMENT CO.*		27,400	37,538

MACHINE OILWELL EQUIPMENT	2.6%
BOOTS & COOTS INTERNATIONAL WELL CONTROL, INC.*		95,700	154,077
GEOKINETICS, INC.*		11,600	245,920
T-3 ENERGY SERVICES, INC.*		16,000	315,200
			715,197

MACHINERY-INDUSTRIAL	0.5%
AMTECH SYSTEMS, INC.*		28,200	149,460

MEDICAL & DENTAL INSTRUMENTS & SUPPLY	7.4%
ALPHA PRO TECH LTD.*		89,700	502,320
ENDOLOGIX, INC.*		127,800	791,082
SHARPS COMPLIANCE CORP.*		30,300	298,455
SYNOVIS LIFE TECHNOLOGIES, INC.*		31,200	430,560
			2,022,417

OFFICE SUPPLY EQUIPMENT	0.2%
EGAIN COMMUNICATIONS CORP.*		4,800	4,032
INTELLI-CHECK MOBILISA, INC.*		25,400	38,100
			42,132

OIL CRUDE PRODUCER	4.9%
CARRIZO OIL & GAS, INC.*		8,400	205,716
DOUBLE EAGLE PETROLEUM CO.*		13,500	64,530
GEORESOURCES, INC.*		21,200	234,260
GMX RESOURCES, INC.*		35,400	556,134
PANHANDLE OIL & GAS, INC.		12,700	271,272
			1,331,912

PERSONAL CARE	1.9%
FEMALE HEALTH CO.*		102,800	519,140

POLLUTION & ENVIRONMENTAL SERVICE	5.2%
FUEL-TECH, INC.*		51,100	572,320
PERMA-FIX ENVIRONMENTAL SERVICES, INC. *		367,700	860,418
			1,432,738

POWER TRANSMISSION EQUIPMENT	2.6%
MAXWELL TECHNOLOGIES, INC.*		39,100	720,613

PRODUCTION TECHNOLOGY EQUIPMENT	1.2%
SEMITOLL, INC.*		38,700	327,015

RETAIL	1.3%
CITI TRENDS, INC.*		8,800	250,536
TITAN MACHINERY, INC.*		9,200	115,184
			365,720
SAVINGS & LOANS	0.4%
BOFI HLDG., INC.*		12,400	104,408

SOFTWARE	0.8%
VANCEINFO TECHNOLOGIES, INC. ADR*		10,900	211,896

TECHNOLOGY MISC.	1.5%
VOCUS, INC.*		19,100	398,999

TEXTILE - APPAREL & SHOES	4.3%
G-III APPAREL GROUP LTD.*		32,100	454,215
TRUE RELIGION APPAREL, INC.*		27,900	723,447
			1,177,662

UTILITIES TELECOMMUNICATION	1.4%
MULITBAND CORP.*		43,300	90,930
RRSAT GLOBAL COMMUNICATION NETWORK LTD.		22,800	294,120
			385,050

WHOLESALE & INTERNATIONAL TRADE	1.8%
EMERGENT GROUP, INC.*		34,700	247,411
SUMMER INFANT, INC.*		48,500	240,555
			487,966

TOTAL EQUITIES
(COST: $20,610,101)			$27,213,058

WARRANTS	0.1%	UNITS	VALUE
INTERNET SOFTWARE & SYSTEMS
INUVO, INC. ($2.50, expires 04-03-11) (a)		260,000	$17,366
INUVO, INC. ($3.05, expires 12-05-11) (a)		81,873	8,043
INUVO, INC. ($4.00, expires 12-05-11) (a)		40,937	3,643

TOTAL WARRANTS
(COST: $0)			$29,052

TOTAL INVESTMENTS	99.6%		$27,242,110
(COST: $20,610,101)

OTHER ASSETS LESS LIABILITIES	0.4%		108,417

NET ASSETS - 100% (EQUIVALENT TO $10.24 PER SHARE BASED ON 2,671,450 SHARES OUTSTANDING)			$27,350,527

(a) Fair Valued Security

* Non-Income producing security during the period ended September 30, 2009.

Cost of Investments is $20,687,662 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			8,013,741
Gross unrealized depreciation			(1,459,293)
Net unrealized appreciation			6,554,448

OBERWEIS EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)

		SHARES	VALUE
EQUITIES	97.1%
ADVERTISING AGENCY	3.5%
DG FASTCHANNEL, INC.*		149,800	$3,136,812
VISIONCHINA MEDIA, INC. ADR*		87,330	695,147
			3,831,959

ALTERNATIVE ENERGY	1.2%
ENERNOC, INC.*		38,800	1,286,608

BANKS
PRIVATEBANCORP, INC.	1.7%	74,500	1,822,270

BEVERAGE - SOFT DRINKS	3.1%
GREEN MOUNTAIN COFFEE ROASTERS, INC.*		45,200	3,337,568

BIOTECHNOLOGY	5.3%
CYPRESS BIOSCIENCE, INC.*		170,100	1,389,717
EMERGENT BIOSOLUTIONS, INC.*		81,000	1,430,460
HUMAN GENOME SCIENCES, INC.*		155,000	2,917,100
			5,737,277

COMMUNICATION TECHNOLOGY	6.7%
GEOEYE, INC.*		19,900	533,320
INTERDIGITAL, INC.*		47,900	1,109,364
NOVATEL WIRELESS, INC.*		164,500	1,868,720
STARENT NETWORKS CORP.*		150,700	3,830,794
			7,342,198

COMPUTER SERVICES SOFTWARE & SYSTEMS	20.5%
3PAR, INC.*		46,900	517,307
ARCSIGHT, INC.*		166,800	4,014,876
ART TECHNOLOGY GROUP, INC.*		500,500	1,931,930
ASIAINFO HLDGS., INC.*		134,400	2,683,968
BLACKBOARD, INC.*		18,200	687,596
COMPELLENT TECHNOLOGIES, INC.*		33,300	601,065
LONGTOP FINANCIAL TECHNOLOGIES LTD. ADR*		50,800	1,445,768
MEDIDATA SOLUTIONS, INC.*		66,100	1,001,415
PEGASYSTEMS, INC.		131,500	4,540,695
SOURCEFIRE, INC.*		71,000	1,524,370
SXC HEALTH SOLUTIONS CORP.*		53,600	2,507,944
TELECOMMUNICATION SYSTEMS, INC.*		114,400	956,384
			22,413,318

COMPUTER TECHNOLOGY	2.0%
STEC, INC.*		73,000	2,145,470

EDUCATION SERVICES	4.4%
AMERICAN PUBLIC EDUCATION, INC.*		17,254	599,231
BRIDGEPOINT EDUCATION, INC.*		51,700	788,942
GRAND CANYON EDUCATION, INC.*		84,396	1,504,781
LINCOLN EDUCATIONAL SERVICES CORP.*		73,800	1,688,544
ROSETTA STONE, INC.*		10,700	245,672
			4,827,170

ELECTRICAL EQUIPMENT	2.3%
AMERICAN SUPERCONDUCTOR CORP.*		75,000	2,515,500

ELECTRONIC MEDICAL SYSTEMS	2.8%
ABAXIS, INC.*		40,300	1,078,025
THORATEC CORP.*		67,000	2,028,090
			3,106,115

ELECTRONICS	0.9%
AMERICAN SCIENCE & ENGINEERING, INC.		14,000	952,560

ELECTRONICS COMPONENTS	0.2%
LOGMEIN, INC.*		14,300	261,833

ELECTRONICS SEMI-CONDUCTORS	1.8%
NETLOGIC MICROSYSTEMS, INC.*		43,700	1,966,500

ENTERTAINMENT	0.4%
LIONS GATE ENTERTAINMENT CORP.*		79,900	492,184

FINANCIAL DATA PRODUCT SERVICES	0.6%
CYBERSOURCE CORP.*		42,700	711,809

HEALTH CARE MANAGEMENT SERVICES	2.2%
CATALYST HEALTH SOLUTIONS, INC.*		82,800	2,413,620

HEALTH CARE SERVICES	8.5%
ATHENAHEALTH, INC.*		61,000	2,340,570
HMS HLDGS. CORP.*		32,600	1,246,298
IPC THE HOSPITALIST CO., INC.*		117,000	3,679,650
LHC GROUP, INC.*		30,800	921,844
PHASE FORWARD, INC.*		75,800	1,064,232
			9,252,594

HOTELS & LEISURE	2.1%
HOME INNS & HOTEL MGMT., INC. ADR*		76,000	2,268,600

MACHINE OILWELL EQUIPMENT	0.6%
CARBO CERAMICS, INC.		12,000	618,600

MEDICAL SERVICES	2.8%
GENOPTIX, INC.*		88,700	3,084,986

OFFSHORE DRILLING	1.0%
ATWOOD OCEANICS, INC.*		30,500	1,075,735

OIL CRUDE PRODUCER	4.6%
ARENA RESOURCES, INC.*		44,200	1,569,100
BILL BARRETT CORP.*		25,900	849,261
CARRIZO OIL & GAS, INC.*		85,201	2,086,573
GOODRICH PETROLEUM CORP.*		20,600	531,686
			5,036,620

PHOTOGRAPHY	3.0%
IMAX CORP.*		353,200	3,323,612

POLLUTION & ENVIRONMENTAL SERVICE	0.8%
FUEL-TECH, INC.*		76,300	854,560

PRINT & COPY SERVICES	1.3%
VISTAPRINT LTD.*		28,300	1,436,225

PRODUCTION TECHNOLOGY EQUIPMENT	0.9%
KULICKE & SOFFA INDUSTRIES, INC.*		167,400	1,009,422

PUBLISHING	0.8%
DOLAN MEDIA CO.*		72,600	870,474

RESTAURANTS	1.9%
BUFFALO WILD WINGS, INC.*		50,022	2,081,415

TECHNOLOGY MISC.	0.5%
VOCUS, INC.*		27,100	566,119

TELECOMMUNICATION EQUIPMENT
MASTEC, INC.*	0.6%	55,700	676,755

TEXTILE-APPAREL & SHOES	3.3%
DECKERS OUTDOOR CORP.*		10,000	848,500
TRUE RELIGION APPAREL, INC.*		103,700	2,688,941
			3,537,441

UTILITIES TELECOMMUNICATION	2.4%
NEUTRAL TANDEM, INC.*		115,250	2,623,090

WHOLESALE & INTERNATIONAL TRADE	2.4%
CENTRAL EUROPEAN DISTRIBUTION CORP.*		81,400	2,666,664

TOTAL EQUITIES
(COST: $77,484,665)			$106,146,871

WARRANTS	0.1%	UNITS	VALUE
INTERNET SOFTWARE & SYSTEMS
INUVO, INC. ($2.50, expires 04/03/11) (a)		540,000	$36,067
INUVO, INC. ($3.05, expires 12/05/11) (a)		170,043	16,704
INUVO, INC. ($4.00, expires 12/05/11) (a)		85,022	7,566

TOTAL WARRANTS
(COST: $0)			$60,337

TOTAL INVESTMENTS	97.2%
(COST: $77,484,665)			$106,207,208

OTHER ASSETS LESS LIABILITIES	2.8%		3,006,080

NET ASSETS - 100% (EQUIVALENT TO $15.00 PER SHARE BASED ON 7,282,129 SHARES OUTSTANDING)			$109,213,288

(a) Fair Valued Security

* Non-Income producing security during the period ended September 30, 2009.

ADR - American Depositary Receipt

Cost of Investments is $79,260,319 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			29,463,206
Gross unrealized depreciation			(2,516,317)
Net unrealized appreciation			26,946,889

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)

		SHARES	VALUE
EQUITIES	98.0%
ADVERTISING AGENCY	0.7%
DG FASTCHANNEL, INC.*		2,100	$43,974

AEROSPACE	1.0%
HERLEY INDUSTRIES, INC.*		4,900	63,945

BANKS	0.7%
PRIVATEBANCORP, INC.		1,700	41,582

BEVERAGE-SOFT DRINKS	1.5%
GREEN MOUNTAIN COFFEE ROASTERS, INC.*		1,250	92,300

BIOTECHNOLOGY	8.5%
DENDREON CORP.*		3,500	97,965
HUMAN GENOME SCIENCES, INC.*		19,100	359,462
PONIARD PHARMACEUTICALS, INC.*		10,700	80,036
			537,463

CASINOS & GAMBLING	1.6%
WMS INDUSTRIES, INC.*		2,300	102,488

COMMERCIAL SERVICES	1.3%
TRUEBLUE, INC.*		5,700	80,199

COMMERCIAL VEHICLE	0.8%
OSHKOSH CORP.*		1,700	52,581

COMMUNICATION TECHNOLOGY	5.1%
NOVATEL WIRELESS, INC.*		10,400	118,144
STARENT NETWORKS CORP.*		8,000	203,360
			321,504

COMPUTER SERVICES SOFTWARE & SYSTEMS	10.8%
ARCSIGHT, INC.*		5,400	129,978
ASIAINFO HLDGS., INC.*		6,300	125,811
CLICKSOFTWARE TECHNOLOGIES LTD.*		13,300	83,657
MANTECH INTERNATIONAL CORP.*		1,400	65,940
PEGASYSTEMS, INC.		4,100	141,573
TALEO CORP.*		3,500	79,240
TNS, INC.*		2,200	60,280
			686,479

COMPUTER TECHNOLOGY	5.2%
SILICON GRAPHICS INERNATIONAL CORP.*		6,600	44,286
STEC, INC.*		9,700	285,083
			329,369
CONSUMER LENDING	1.1%
ENCORE CAPITAL GROUP, INC.*		5,300	71,285

DIVERSE CHEMICAL	0.8%
ALBEMARLE CORP.		1,500	51,900

DIVERSE RETAIL	3.5%
AEROPOSTALE, INC.*		2,300	99,981
GAMESTOP CORP.*		1,900	50,293
ULTA SALON, COSMETICS & FRAGRANCE, INC.*		4,500	74,295
			224,569

DRUGS & PHARMACEUTICALS	0.9%
UNITED THERAPEUTICS CORP.*		1,200	58,788

EDUCATIONAL SERVICES	0.9%
LINCOLN EDUCATIONAL SERVICES CORP.*		2,500	57,200

ELECTRICAL EQUIPMENT	2.3%
AMERICAN SUPERCONDUCTOR CORP.*		3,600	120,744
ULTRALIFE CORP.*		4,500	27,270
			148,014

ELECTRONIC MEDICAL SYSTEMS	2.5%
ILLUMINA, INC.*		3,700	157,250

ELECTRONICS COMPONENTS	1.8%
ACACIA RESEARCH CORP.*		13,400	116,714

ENGINEERING & CONTRACT SERVICES	1.2%
HILL INTERNATIONAL, INC.*		10,600	75,260

FINANCIAL DATA PRODUCT SERVICES	0.9%
ADVENT SOFTWARE, INC.*		1,400	56,350

FOODS	0.6%
DIAMOND FOODS, INC.		1,200	38,064

GAUGES & METERS	0.6%
NANOMETRICS, INC.*		5,600	36,792

HEALTH CARE FACILITIES	1.0%
UNIVERSAL HEALTH SERVICES, INC.		1,000	61,930

HEALTH CARE-MISC.	1.9%
MEDASSETS, INC.*		2,800	63,196
PROVIDENCE SERVICE CORP.*		4,800	55,968
			119,164

HEALTH CARE SERVICES	6.9%
ATHENAHEALTH, INC.*		3,300	126,621
ECLIPSYS CORP.*		3,400	65,620
IPC THE HOSPITALIST CO., INC.*		4,300	135,235
LHC GROUP, INC.*		1,500	44,895
QUALITY SYSTEMS, INC.		1,000	61,570
			433,941

HOTELS & LEISURE	1.0%
FULL HOUSE RESORTS, INC.*		23,900	64,769

INDUSTRIAL MACHINERY	1.2%
GERBER SCIENTIFIC, INC.*		12,900	77,142

MACHINE OILWELL EQUIPMENT	1.1%
HELMERICH & PAYNE, INC.		800	31,624
T-3 ENERGY SERVICES, INC.*		1,900	37,430
			69,054

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	3.5%
ALPHA PRO TECH LTD.*		39,400	220,640

MEDICAL SERVICES	3.3%
BIO-REFERENCE LABORATORIES, INC.*		1,800	61,920
GENOPTIX, INC.*		4,300	149,554
			211,474

METAL FABRICATING	0.5%
VALMONT INDUSTRIES, INC.		400	34,072

OFFSHORE DRILLING	0.7%
ATWOOD OCEANICS, INC.*		1,300	45,851

OIL CRUDE PRODUCER	1.5%
ARENA RESOURCES, INC.*		1,500	53,250
DOUBLE EAGLE PETROLEUM CO.*		8,200	39,196
			92,446

PERSONAL CARE	2.0%
FEMALE HEALTH CO.*		25,000	126,250

PHOTOGRAPHY	2.0%
IMAX CORP.*		13,300	125,153

POLLUTION & ENVIRONMENTAL SERVICE	1.6%
PERMA-FIX ENVIRONMENTAL SERVICES, INC.*		43,000	100,620

POWER TRANMISSION EQUIPMENT	3.0%
ADVANCED ENERGY INDUSTRIES, INC.*		6,200	88,288
MAXWELL TECHNOLOGIES, INC.*		5,600	103,208
			191,496

PRODUCTION TECHNOLOGY EQUIPMENT	4.0%
ELECTRO SCIENTIFIC INDUSTRIES, INC.*		5,500	73,645
ULTRATECH, INC. *		5,600	74,088
VEECO INSTRUMENTS, INC.*		4,600	107,272
			255,005

RESTAURANTS	1.1%
EINSTEIN NOAH RESTAURANT GROUP, INC.*		5,780	69,591

SAVINGS & LOANS	1.1%
OCWEN FINANCIAL CORP.*		6,000	67,920

SPECIALTY MACHINERY	1.1%
BUCYRUS INTERNATIONAL, INC.		2,000	71,220

TEXTILE-APPAREL & SHOES	4.1%
GUESS?, INC.		2,500	92,600
STEVE MADDEN LTD.*		2,500	92,025
TRUE RELIGION APPAREL, INC.*		2,800	72,604
			257,229

UTILITIES-TELECOMMUNICATION	1.1%
NEUTRAL TANDEM, INC.*		3,200	72,832

TOTAL EQUITIES
(COST: $4,929,055)			$6,211,869

TOTAL INVESTMENTS	98.0%		$6,211,869
(COST: $4,929,055)

OTHER ASSETS LESS LIABILITIES	2.0%		126,168

NET ASSETS - 100% (EQUIVALENT TO $8.56 PER SHARE BASED ON 740,220 SHARES OUTSTANDING)			$6,338,037

* Non-Income producing security during the quarter ended September 30, 2009.

Cost of Investments is $4,941,530 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	1,337,881
Gross unrealized depreciation	(67,542)
Net unrealized appreciation	1,270,339

OBERWEIS CHINA OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)

		SHARES	VALUE
EQUITIES	99.6%
AUTO COMPONENTS	4.0%
TIANNENG POWER INTERNATIONAL LTD.(a)*		7,783,000	4,006,863
TONGXIN INTERNATIONAL LTD.*		139,098	1,325,604
WONDER AUTO TECHNOLOGY, INC.*		482,714	5,792,568
XINYI GLASS HLDG. CO. LTD.(a)		2,054,600	1,438,502
			12,563,537

BIOTECHNOLOGY	2.8%
3SBIO, INC., LTD.*		327,900	3,606,900
SINO BIOPHARMACEUTICAL LTD.(a)		14,308,766	3,298,011
SINOVAC BIOTECH LTD.*		250,400	2,075,816
			8,980,727
CHEMICALS	3.4%
CHINA GREEN AGRICULTURE, INC.*		265,600	3,112,832
HUABAO INTERNATIONAL HLDGS. LTD.(a)		2,373,300	2,542,844
YINGDE GASES GROUP CO.*		100,000	90,322
YONGYE INTERNATIONAL, INC.*		588,200	4,911,470
			10,657,468
COMMERCIAL SERVICE & SUPPLY	3.0%
CHINA EVERBRIGHT INTERNATIONAL LTD.(a)		13,780,300	5,576,451
RINO INTERNATIONAL CORP.*		190,600	4,029,284
			9,605,735

COMMUNICATIONS EQUIPMENT	5.2%
BEIJING ENTERPRISES WATER GROUP LTD.(a)*		15,290,000	3,090,730
CHINA GRENTECH CORP. LTD. ADR*		313,200	1,487,700
COMBA TELECOM SYSTEMS HLDGS. LTD.(a)		11,759,960	11,933,930
			16,512,360

CONSTRUCTION MATERIALS	1.8%
ASIA CEMENT CHINA HLDGS. CORP.(a)		2,495,200	1,571,225
CHINA SHANSHUI CEMENT GROUP LTD.(a)		5,515,300	4,105,421
			5,676,646

DIVERSIFIED CONSUMER SERVICES	5.3%
ATA, INC. ADR*		397,600	2,228,548
CHINA DISTANCE EDUCATION HLDGS., INC. ADR*		314,800	2,266,560
CHINA EDUCATION ALLIANCE, INC.*		150,000	790,500
CHINACAST EDUCATION CORP.*		647,200	4,705,144
NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP, INC. ADR*		86,800	6,983,060
			16,973,812

ELECTRIC UTILITIES	0.0%
AMBER ENERGY LTD.*		466,000	114,244

ELECTRICAL EQUIPMENT	5.0%
AMERICAN SUPERCONDUCTOR CORP.*		41,900	1,405,326
CHINA HIGH SPEED TRANSMISSION (a)		1,526,100	3,117,615
DONGFANG ELECTRIC CORP. LTD.(a)*		675,400	3,394,687
ZHUZHOU CSR TIMES ELECTRIC CO. LTD. (a)		4,600,500	7,982,795
			15,900,423

ELECTRONIC EQUIPMENT & INSTRUMENTS	3.0%
INSPUR INTERNATIONAL LTD.(a)		14,066,300	1,845,668
WASION GROUP HLDGS. LTD.(a)		8,722,600	7,670,549
			9,516,217

ENERGY EQUIPMENT & SERVICES	0.4%
ANTON OILFIELD SERVICES GROUP(a)		8,312,000	736,707
SHANDONG MOLONG PETROLEUM MACHINERY CO. LTD.(a)		6,183,800	645,664
			1,382,371

FOOD PRODUCTS	3.8%
AMERICAN DAIRY, INC.*		104,400	2,957,652
CHINA MENGNIU DAIRY CO. LTD.(a)*		1,230,100	3,143,211
CHINA YURUN FOOD GROUP LTD.(a)		2,065,400	4,446,338
WANT WANT CHINA HLDGS. LTD.(a)		2,573,700	1,511,101
			12,058,302

GAS UTILITIES	3.2%
CHINA GAS HLDGS. LTD.(a)		9,310,200	2,957,141
CHINA NATURAL GAS, INC.*		324,900	3,937,788
XINAO GAS HLDGS. LTD.(a)		1,731,600	3,435,584
			10,330,513

HEALTH CARE EQUIPMENT SUPPLIES	2.0%
MINGYUAN MEDICARE DEVELOPMENT CO. LTD.(a)*		19,709,900	2,076,011
SHANDONG WEIGAO GROUP (a)		1,264,900	4,172,756
			6,248,767

HOTELS RESTAURANTS & LEISURE	6.8%
AJISEN CHINA HLDGS. LTD.(a)		2,856,200	2,537,063
CTRIP.COM INTERNATIONAL LTD. ADR*		110,300	6,484,537
FU JI FOOD & CATERING SERVICES HLDGS. LTD.(a)*		1,325,000	1,299,346
HOME INNS & HOTELS MGMT., INC. ADR*		256,900	7,668,465
LITTLE SHEEP GROUP LTD.(a)*		3,159,000	1,522,139
REXLOT HLDGS. LTD. (a)*		23,448,700	2,081,929
			21,593,479

HOUSEHOLD DURABLES	0.9%
DEER CONSUMER PRODUCTS, INC.*		73,500	1,375,185
SKYWORTH DIGITAL HLDGS. LTD.(a)*		3,418,000	1,581,928
			2,957,113

HOUSEHOLD PRODUCTS	1.4%
VINDA INTERNATIONAL HLDGS. LTD.(a)		6,814,100	4,325,123

INDUSTRIAL CONGLOMERATES	0.6%
POLY (HONG KONG) INVESTMENT LTD.(a)*		1,596,100	1,853,853

INDUSTRIAL POWER PRODUCTS	0.9%
CHINA WINDPOWER GROUP LTD.(a)*		32,002,500	2,790,600

INSURANCE	1.7%
CNINSURE, INC. ADR		236,600	5,432,336

INTERNET SOFTWARE & SERVICES	8.1%
ASIAINFO HLDG., INC.*		348,800	6,965,536
BAIDU.COM, INC. ADR*		16,800	6,569,640
NETEASE.COM, INC. ADR*		82,600	3,773,168
PACIFIC ONLINE(a)		2,616,900	602,829
SOHU.COM, INC.*		46,450	3,194,831
TENCENT HLDGS. LTD. (a)		281,300	4,565,451
			25,671,455

MACHINERY	6.1%
CHINA AUTOMATION GROUP LTD. (a)		13,624,800	6,998,707
CHINA FIRE & SECURITY GROUP, INC.*		85,500	1,641,600
CHINA NATIONAL MATERIALS CO. LTD.(a)		3,679,100	3,134,383
CHINA SOUTH LOCOMOTIVE AND ROLLING STOCK CORP. LTD.(a)		2,562,300	1,485,463
DUOYUAN GLOBAL WATER, INC.*		128,900	4,253,700
ZHONGDE WASTE TECHNOLOGY AG		95,820	1,738,715
			19,252,568

MEDIA	0.5%
A8 DIGITAL MUSIC HLDGS. LTD.(a)*		266,200	102,619
CHINA MASS MEDIA INTERNATIONAL ADVERTISING CORP. ADR*		130,000	469,300
VISIONCHINA MEDIA, INC. ADR*		142,760	1,136,370
			1,708,289

METALS & MINING	2.1%
MIDAS HLDGS. LTD.(a)		4,999,700	3,017,602
REAL GOLD MINING LTD.(a)*		1,634,600	1,858,412
ZHAOJIN MINING INDUSTRY CO. LTD.(a)		1,132,500	1,920,985
			6,796,999

MULTILINE RETAIL	1.4%
GOLDEN EAGLE RETAIL GROUP LTD.(a)		2,269,664	3,809,175
PARKSON RETAIL GROUP LTD.(a)		537,000	790,923
			4,600,098

PERSONAL PRODUCTS	2.7%
BAWANG INTERNATIONAL GROUP HLDG. LTD.*		5,771,500	2,345,820
CHINA-BIOTICS, INC.*		200,000	3,200,000
HENGAN INTERNATIONAL GROUP CO. LTD.(a)		503,400	3,038,659
			8,584,479

PHARMACEUTICALS	1.6%
CHINA SHINEWAY PHARMACEUTICAL GROUP LTD.(a)*		406,800	434,349
LIJUN INTERNATIONAL PHARMACEUTICAL HLDG. CO. LTD.(a)*		6,192,000	679,118
SHANDONG LUOXIN PHARMACY STOCK CO. LTD.(a)*		4,083,500	1,996,318
SINOPHARM MEDICINE HLDG. CO. LTD.*		760,000	1,925,975
			5,035,760

REAL ESTATE MANAGEMENT & DEVELOPMENT	5.5%
E-HOUSE CHINA HLDGS. LTD. ADR*		430,500	9,195,480
RENHE COMMERCIAL HLDGS.(a)*		7,595,100	1,528,712
SINO-OCEAN HLDGS. LTD.(a)		3,880,070	3,497,848
YANLORD LAND GROUP LTD.(a)		2,111,100	3,393,586
			17,615,626

SOFTWARE	10.2%
CHANGYOU.COM LTD.*		62,080	2,205,082
CHINA TRANSINFO TECHNOLOGY CORP.*		85,600	809,776
KINGDEE INTERNATIONAL SOFTWARE GROUP CO. LTD.(a)		4,340,300	731,518
KINGSOFT CORP. LTD.(a)		3,887,300	3,639,543
KONGZHONG CORP. ADR*		282,800	4,049,696
LONGTOP FINANCIAL TECHNOLOGIES LTD. ADR*		272,225	7,747,524
PERFECT WORLD CO. LTD. ADR*		141,800	6,820,580
SHANDA INTERACTIVE ENTERTAINMENT LTD. ADR*		41,400	2,119,680
VANCEINFO TECHNOLOGIES, INC. ADR*		221,275	4,301,586
			32,424,985

TEXTILE, APPAREL & LUXURY GOODS	6.2%
361 DEGREES INTERNATIONAL LTD.*		8,725,400	4,379,560
ANTA SPORTS PRODUCTS CO. LTD.(a)		2,129,200	2,632,553
CHINA DONGXIANG GROUP CO.(a)		4,571,400	3,040,463
LI NING CO. LTD. (a)		975,600	2,992,291
PORTS DESIGN LTD.(a)		403,395	1,005,847
SHENZHOU INTERNATIONAL GROUP(a)*		4,316,000	4,322,766
XTEP INTERNATIONAL HLDGS. LTD.(a)		2,648,800	1,276,987
			19,650,467

TOTAL EQUITIES
(COST: $211,152,367)			$316,814,352

COMMERCIAL PAPER	0.9%	FACE AMOUNT	VALUE
PRUDENTIAL FINANCIAL
0.60%, DUE 10/01/2009		3,000,000	$3,000,000

TOTAL COMMERCIAL PAPER
(COST: $3,000,000)			$3,000,000

WARRANTS	0.0%	UNITS	VALUE
CHEMICALS
JIUTIAN CHEMICAL GROUP LTD. ($0.80, expires 10/15/10)		4,567,700	$48,639

TOTAL WARRANTS
(COST: $0)			$48,639

TOTAL INVESTMENTS	100.5%
(COST: $214,152,367)			$319,862,991

OTHER LIABILITIES LESS ASSETS	(0.5)%		(1,636,656)

NET ASSETS - 100% (EQUIVALENT TO $15.17 PER SHARE BASED ON 20,974,485 SHARES OUTSTANDING)			$318,226,335

(a) Fair Valued Security

* Non-Income producing security during the period ended September 30, 2009.

ADR - American Depositary Receipt

Cost of Investments is $220,669,876 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation		104,861,138
Gross unrealized depreciation		(5,668,023)
Net unrealized appreciation		99,193,115

COUNTRY ALLOCATION
(AS A PERCENTAGE OF NET ASSETS)
CHINA (INCLUDES THE PEOPLE'S REPUBLIC OF CHINA, HONG KONG AND TAIWAN)	97.6%
SINGAPORE	2.0%

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)

		SHARES	VALUE
EQUITIES	99.7%
AUSTRALIA	6.1%
EQUINOX MATERIALS LTD.*		98,200	317,351
JB HI-FI LTD.		20,800	364,426
MOUNT GIBSON IRON LTD.*		322,500	312,960
			994,737

AUSTRIA	1.3%
RAIFFEISEN INTERNATIONAL BANK HLDG. AG*		3,200	208,663

BELGIUM	1.4%
TELENET GROUP HLDG. NV*		8,700	229,671

CANADA	8.8%
BRIDGEWATER SYSTEMS CORP.*		13,700	105,183
DRAGONWAVE, INC.*		36,300	301,073
LINAMAR CORP.		16,500	219,610
MERCATOR MINERALS LTD.*		113,300	310,063
PACIFIC RUBIALES ENERGY CORP.*		18,400	227,884
SXC HEALTH SOLUTIONS CORP.*		5,900	276,085
			1,439,898

CHINA	10.7%
BAOYE GROUP CO. LTD.*		308,900	229,182
E-HOUSE CHINA HLDGS. LTD. ADR*		19,300	412,248
HOME INNS & HOTELS MGMT., INC. ADR*		11,100	331,335
PERFECT WORLD CO. LTD ADR*		8,700	418,470
TONGXIN INTERNATIONAL LTD.*		12,600	120,078
YONGYE INTERNATIONAL, INC.*		8,400	70,140
ZHUZHOU CSR TIMES ELECTRIC CO. LTD.		94,500	164,368
			1,745,821

FINLAND	1.2%
ORIOLA-KD OYJ*		31,600	190,980

FRANCE	2.2%
TECHNIP SA		5,700	364,091

GERMANY
DIALOG SEMICONDUCTOR PLC*	2.5%	61,700	415,330

HONG KONG	11.9%
361 DEGREES INTERNATIONAL LTD.*		910,200	456,859
COMBA TELECOM SYSTEMS HLDGS. LTD.*		333,700	340,157
KINGBOARD LAMINATES HLDGS. LTD.		365,900	235,591
NOBLE GROUP LTD.		264,800	460,554
SHENZHOU INTERNATIONAL GROUP*		275,900	276,966
WASION GROUP HLDGS. LTD.*		186,600	164,929
			1,935,056

IRELAND	1.7%
SMURFIT KAPPA GROUP PLC*		35,600	281,316

ITALY	6.8%
ASTALDI SPA*		29,700	258,815
BANCA POPOLARE DI MILANO SCARL*		33,800	257,200
BULGARI SPA*		31,300	241,840
DANIELI & CO. SPA*		14,000	356,884
			1,114,739

JAPAN	3.6%
ASAHI CO. LTD.*		4,200	81,179
COSMOS PHARMACEUTICAL CORP.		10,700	281,312
KINKI SHARYO CO. LTD.		24,700	225,634
			588,125

NETHERLANDS	3.4%
BINCKBANK NV*		16,500	292,159
GEMALTO NV*		5,500	256,464
			548,623

NORWAY	7.3%
ATEA ASA*		43,800	276,779
Q-FREE ASA*		91,700	331,803
SONGA OFFSHORE SE*		67,900	324,447
TGS NOPEC GEOPHYSICAL CO. ASA*		16,600	248,593
			1,181,622

SOUTH AFRICA	1.3%
AQUARIUS PLATINUM LTD.*		47,400	210,593

SPAIN	1.7%
ABENGOA SA		9,700	280,769

SWEDEN	4.4%
ELECTROLUX AB*		11,800	269,976
NET ENTERTAINMENT NE AB		30,704	296,190
PROFFICE AB*		47,900	149,100
			715,266

SWITZERLAND	1.9%
STMICROELECTRONICS NV*		32,000	301,522

UNITED KINGDOM	21.5%
AVANTI COMMUNICATIONS GROUP PLC*		100	639
BABCOCK INTERNATIONAL GROUP PLC		27,600	250,761
BELLWAY PLC*		10,700	142,018
CARPETRIGHT PLC		9,900	126,653
CHEMRING GROUP PLC		6,200	242,166
CSR PLC*		36,200	271,390
DOMINO'S PIZZA UK & IRL PLC		42,000	195,998
INTEC TELECOM SYSTEMS PLC*		150,000	236,128
LAMPRELL PLC*		104,600	290,370
PACE PLC		43,400	158,002
PETROFAC LTD.		13,700	216,211
PLAYTECH LTD.		35,400	218,379
PROSTRAKAN GROUP PLC*		89,500	177,006
RIGHTMOVE PLC*		27,000	239,484
SCHRODERS PLC*		14,500	253,284
WEIR GROUP		28,100	304,254
WOOD GROUP (JOHN) PLC		36,000	174,960
			3,497,703

TOTAL EQUITIES
(COST: $12,645,359)			$16,244,525

TOTAL INVESTMENTS	99.7%
(COST: $12,645,359)			$16,244,525

OTHER ASSETS LESS LIABILITIES	0.3%		41,759

NET ASSETS - 100% (EQUIVALENT TO $8.20 PER SHARE BASED ON 1,984,976 SHARES OUTSTANDING)			$16,286,284

* Non-Income producing security during the period ended September 30, 2009.

ADR - American Depositary Receipt

Cost of Investments is $13,133,526 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation		3,252,682
Gross unrealized depreciation		(141,683)
Net unrealized appreciation		3,110,999

SECTOR ALLOCATIONS
(AS A PERCENTAGE OF NET ASSETS)
CONSUMER DISCRETIONARY	21.6%
CONSUMER STAPLES	1.7%
ENERGY	11.3%
FINANCIALS	8.8%
HEALTH CARE	4.0%
INDUSTRIALS	17.9%
INFORMATION TECHNOLOGY	23.8%
MATERIALS	9.2%
TELECOMM SERVICE	1.4%

OBERWEIS ASIA OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)

		SHARES	VALUE
EQUITIES	99.1%
AUSTRALIA	2.9%
ARROW ENERGY LTD.(a)*		11,500	43,246
FORTESCUE METALS GROUP LTD.(a)*		8,000	26,768
MACARTHUR COAL LTD.(a)		8,228	68,057
MOUNT GIBSON IRON LTD.(a)*		60,000	57,897
MURCHISON METALS LTD.(a)*		10,229	13,930
			209,898

CHINA	26.5%
ANTA SPORTS PRODUCTS CO. LTD.(a)		20,000	24,728
ASIAINFO HLDGS., INC.*		3,000	59,910
BAIDU.COM, INC. ADR*		450	175,973
CHINA FOODS LTD.(a)		80,000	55,148
CHINA MENGNIU DAIRY CO. LTD.(a)*		20,000	51,105
CHINA NATIONAL MATERIALS CO. LTD.(a)		80,000	68,155
CHINA RESOURCES LAND LTD.(a)		20,000	43,629
CHINA SHANSHUI CEMENT GROUP(a)		136,000	101,234
DONGFANG ELECTRIC CORP. LTD.(a)*		10,000	50,262
DONGFENG MOTOR GROUP CO. LTD.(a)		60,000	63,465
E-HOUSE CHINA HLDGS. LTD. ADR*		5,000	106,800
LIANHUA SUPERMARKET HLDGS. LTD.(a)		35,000	77,827
LONGTOP FINANCIAL TECHNOLOGIES LTD. ADR*		2,500	71,150
NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP, INC. ADR*		1,600	128,720
NINE DRAGONS PAPER HLDGS. LTD.(a)*		80,000	102,438
PERFECT WORLD CO. LTD. ADR*		1,800	86,580
SHANDONG WEIGAO GROUP(a)		26,400	87,090
SICHUAN EXPRESSWAY CO. LTD.(a)		150,000	59,458
SINOVAC BIOTECH LTD.*		4,000	33,160
TENCENT HLDGS. LTD.(a)		10,000	162,298
WONDER AUTO TECHNOLOGY, INC.*		3,000	36,000
YINGLI GREEN ENERGY HLDG. CO. LTD. ADR*		4,000	49,840
ZHAOJIN MINING INDUSTRY CO. LTD.(a)		42,200	71,581
ZHUZHOU CSR TIMES ELECTRIC CO. LTD.(a)		75,000	130,140
			1,896,691

HONG KONG	24.1%
AAC ACOUSTIC TECHNOLOGIES HLDGS., INC.(a)		60,000	65,511
BEIJING ENTERPRISES WATER GROUP LTD.(a)*		218,000	44,067
C C LAND HLDGS. LTD.(a)		100,000	53,758
CHINA AUTOMATION GROUP LTD.(a)		228,800	117,529
CHINA DONGXIANG GROUP CO.(a)		100,000	66,511
CHINA EVERBRIGHT INTERNATIONAL LTD.(a)		280,000	113,307
CHINA WINDPOWER GROUP LTD.(a)*		500,000	43,600
COMBA TELECOM SYSTEMS HLDGS. LTD.(a)		150,000	152,219
DAPHNE INTERNATIONAL HLDGS. LTD.(a)		60,000	43,301
GOLDEN EAGLE RETAIL GROUP LTD.(a)*		30,000	50,349
JU TENG INTERNATIONAL HLDGS. LTD.(a)*		80,000	67,840
MIDLAND HLDGS. LTD.(a)		40,000	33,228
NOBLE GROUP LTD.(a)		80,000	137,982
PEACE MARK HLDGS. LTD.(a)*		72,000	0
POLY (HONG KONG) INVESTMENT LTD.(a)*		40,000	46,460
PORTS DESIGN LTD.(a)		18,000	44,882
SINO-OCEAN HLDGS. LTD.(a)		99,800	89,969
SOHO CHINA LTD.(a)*		88,000	46,970
TECHTRONIC INDUSTRIES CO. LTD.(a)		90,000	73,717
TIANNENG POWER INTERNATIONAL LTD.(a)*		100,000	51,482
VINDA INTERNATIONAL HLDGS. LTD.(a)		103,000	65,377
WASION GROUP HLDGS. LTD.(a)		60,000	52,763
WING HANG BANK LTD.(a)		6,000	58,829
XINAO GAS HLDGS. LTD.(a)		80,000	158,724
XINYI GLASS HLDGS. CO. LTD.(a)		60,000	42,008
			1,720,383

INDIA	13.1%
AXIS BANK LTD.(a)*		3,000	61,140
EDUCOMP SOLUTIONS LTD.(a)		500	48,550
FINANCIAL TECHNOLOGIES (INDIA) LTD.(a)		3,000	85,752
IVRCL INFRASTRUCTURES & PROJECTS LTD.(a)		12,000	97,466
JAIN IRRIGATION SYSTEMS LTD.(a)		3,523	57,585
JSW STEEL LTD.(a)		4,000	68,879
MAX INDIA LTD.(a)*		6,413	24,505
MPHASIS LTD.(a)*		6,000	82,736
PUNJ LLOYD LTD.(a)*		7,000	38,706
SHREE RENUKA SUGARS LTD.(a)*		15,000	61,250
SHRIRAM TRANSPORT FINANCE CO. LTD.(a)*		6,000	47,268
TATA POWER CO. LTD.(a)		2,900	78,984
UNITED PHOSPHORUS LTD.(a)		17,725	60,828
VOLTAS LTD.(a)		12,000	36,078
YES BANK LTD.(a)*		20,000	84,657
			934,384

INDONESIA
PT BANK RAKYAT INDONESIA(a)	8.0%	120,000	92,535
PT BISI INTERNATIONAL TBK(a)*		138,000	29,519
PT BUMI SERPONG DAMAI(a)		800,000	52,722
PT INDO TAMBANGRAYA MEGAH(a)		23,000	57,285
PT INDOCEMENT TUNGGAL PRAKARSA TBK(a)		80,000	87,293
PT INDOFOOD SUKSES MAKMUR TBK(a)		280,000	87,218
PT JASA MARGA(a)*		200,000	38,442
PT PERUSAHAAN GAS NEGARA(a)*		120,000	45,045
PT UNITED TRACTORS TBK(a)		50,000	80,331
			570,390

JAPAN
KOITO MANUFACTURING CO. LTD.(a)	1.2%	2,500	34,573
RINNAI CORP.(a)		500	23,556
TOYO TANSO CO. LTD.(a)*		500	25,837
			83,966

MALAYSIA	0.5%
TOP GLOVE CORP. BHD(a)*		16,000	32,789

SINGAPORE	11.9%
ALLGREEN PROPERTIES LTD.(a)*		80,000	63,687
EPURE INTERNATIONAL LTD.(a)		120,000	48,267
EZION HLDGS. LTD.(a)*		80,000	44,661
EZRA HLDGS. LTD.(a)*		38,000	50,348
HO BEE INVESTMENT LTD.(a)*		80,000	79,497
HYFLUX LTD.(a)		20,000	43,061
INDOFOOD AGRI RESOURCES LTD.(a)*		40,000	45,067
MIDAS HLDGS. LTD.(a)		120,000	72,427
ROTARY ENGINEERING LTD.(a)*		80,000	64,959
STRAITS ASIA RESOURCES LTD.(a)		50,000	75,079
UNITED OVERSEAS BANK LTD.(a)		6,000	71,158
WILMAR INTERNATIONAL LTD.(a)		25,000	111,364
YANLORD LAND GROUP LTD.(a)		50,000	80,375
			849,950

SOUTH KOREA	9.0%
AMOREPACIFIC CORP.(a)*		80	57,278
ELK CORP.(a)*		2,000	32,004
HNK MACHINE TOOL CO. LTD.*		1,600	52,281
INFRAWARE, INC.(a)*		1,500	46,936
JUSUNG ENGINEERING CO. LTD.(a)*		3,200	46,233
KIWOOM SECURITIES CO. LTD.(a)*		1,000	37,905
LG LIFE SCIENCES LTD.(a)*		600	37,037
LS INDUSTRIAL SYSTEMS CO. LTD.(a)		600	47,227
MEGASTUDY CO. LTD.(a)*		150	30,724
NEXEN TIRE CORP.(a)*		8,000	41,321
SAMSUNG ELECTRO-MECHANICS CO. LTD.(a)*		1,000	85,916
SEOUL SEMICONDUCTOR CO. LTD.(a)*		2,500	89,091
TECHNOSEMICHEM CO. LTD.(a)*		2,300	37,129
			641,082

THAILAND	1.9%
BANGKOK BANK PCL(a)		15,000	55,036
MINOR INTERNATIONAL PCL(a)*		110,000	40,688
QUALITY HOUSES PCL(a)*		600,000	42,830
			138,554
TOTAL EQUITIES
(COST: $ 5,343,600)			$7,078,087

TOTAL INVESTMENTS
(COST: $5,343,600)	99.1%		$7,078,087

OTHER ASSETS LESS LIABILITIES	0.9%		67,049

NET ASSETS - 100% (EQUIVALENT TO $7.08 PER SHARE BASED ON 1,008,951 SHARES OUTSTANDING)			$7,145,136

(a) Fair Valued Security

* Non-Income producing security during the period ended September 30, 2009.

ADR - American Depositary Receipt

Cost of Investments is $5,377,342 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			1,873,494
Gross unrealized depreciation			(172,749)
Net unrealized appreciation			1,700,745

SECTOR ALLOCATIONS
(AS A PERCENTAGE OF NET ASSETS)
CONSUMER DISCRETIONARY	12.5%
CONSUMER STAPLES	9.0%
ENERGY	3.8%
FINANCIALS	16.1%
HEALTH CARE	2.7%
INDUSTRIALS	8.6%
INFORMATION TECHNOLOGY	19.7%
MACHINERY	10.1%
MATERIALS	10.8%
UTILITIES	5.8%

Fair Value Measurements

The Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS No. 157”) in September, 2006.  This standard is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2009:

	Oberweis Micro-Cap Fund	Oberweis Emerging Growth Fund	Oberweis Small-Cap Opportunities Fund

Level 1	$27,213,058	$106,146,871	$6,211,869

Level 2	29,052	60,337

Level 3

Total	$27,242,110	$106,207,208	$6,211,869

	Oberweis China Opportunities Fund	Oberweis International Opportunities Fund	Oberweis Asia Opportunities Fund

Level 1	$151,674,099	$16,244,525	$800,414

Level 2	168,188,892		6,277,673

Level 3

Total	$319,862,991	$16,244,525	$7,078,087

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act"), are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Oberweis Funds

By:	/s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date:	November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date:	November 27, 2009

By:	/s/ Patrick B. Joyce
Patrick B. Joyce
Principal Financial Officer

Date:	November 27, 2009